Summary of Significant Accounting Policies - Schedule of Non-Current Assets Other than Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 10,994,656	$ 10,889,421
Luxembourg [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	1,181,034	1,262,532
United Kingdom [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	2,929,509	3,000,836
Argentina [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,789,052	4,673,592
United States [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 2,095,061	$ 1,952,461